Statements of Cash Flows - USD ($)	5 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Cash flows from operating activities:
Net Income (Loss)	$ (307,949)	$ 193,375	$ (72,389)	$ 53,884
Adjustments to reconcile net income to net cash used in operating activities:
Interest income from Trust Account	(1,349)	(451,951)	(169,325)	(1,348,596)
Changes in operating assets and liabilities:
Accounts payable	11,579
Prepaid expenses	(7,505)	27,500	(230,804)	(135,550)
Accrued expenses	43,871	(78,309)	(40,336)	642,324
Other payables	20,000	60,000	60,000	120,000
Net cash used in operating activities	(241,353)	(249,385)	(452,854)	(667,938)
Cash flows from investing activities:
Investment of Cash in Trust Account	(116,725,000)	(682,373)
Net cash used in investing activities	(116,725,000)	(682,373)
Cash flows from financing activities:
Proceeds from extension loan		682,373
Proceeds from working capital loan		209,682
Proceeds from issuance of Class B ordinary shares to Sponsor	25,000
Payment of Offering Costs	(303,020)
Proceeds from the sale of Units, net of underwriting discount paid	112,725,000
Proceeds from sale of Private Placement Units	5,280,750
Payment of promissory note to related party	(22,197)
Payment of Accrued expenses	(23,453)
Net cash provided by financing activities	117,682,080	892,055
Net change in cash	715,727	(39,703)	(452,854)	(667,938)
Cash at the beginning of the period		47,789	715,727	715,727
Cash at the end of the period	715,727	8,086	262,873	47,789
Supplemental disclosure of non-cash financing activities:
Deferred underwriting fee payable	4,025,000		4,025,000	4,025,000
Value of Class A ordinary shares subject to redemption	116,725,000	20,670,271	116,725,000	19,535,946
Re-measurement for ordinary share to redemption amount		$ 451,951
Extension loan receivable				$ 170,594